Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits Expense [abstract]
Schedule of Employee Benefits Expense

Year ended December 31,	2017	2016
Salaries and wages	$15,906	$14,463
Stock-based compensation (including equity-settled RSUs & PSUs), net of change in management estimate	742	390
Medical, dental and insurance	346	330
Pension costs	270	274
Stock-based compensation – DSUs and cash-settled RSUs	950	(290)
Other	399	409
Total	$18,613	$15,576